Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Destra Investment Trust
Entity Central Index Key	0001492374
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000174035
Shareholder Report [Line Items]
Fund Name	Destra Flaherty & Crumrine Preferred and Income Fund
Class Name	Class A
Trading Symbol	DPIAX
Additional Information Phone Number	1-877-855-3434
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$72	1.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.45%	[1]
AssetsNet	$ 221,705,622
Holdings Count | Holding	219
Advisory Fees Paid, Amount	$ 846,808
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$221,705,622 Number of Portfolio Holdings219 Advisory Fee $846,808 Portfolio Turnover8%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Corporate Debt Securities	1.3%
Money Market Funds	1.7%
Contingent Capital Securities	24.0%
Preferred Securities	73.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.2%
Materials	0.4%
Health Care	0.4%
Consumer Discretionary	0.6%
Consumer Staples	1.7%
Money Market Funds	1.7%
Communications	1.8%
Energy	4.0%
Utilities	12.0%
Financials	75.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Liberty Mutual Group, Inc., 7.800%, 03/15/27	3.5%
Banco Santander S.A., 4.750%, 05/12/27	2.5%
Provident Financing Trust I, 7.405%, 03/15/38	2.2%
M&T Bank Corporation, 5.625%, 12/15/26	1.7%
Flagstar Financial Inc., 6.375%, 03/17/27	1.6%
Athene Holding Ltd., 6.350%, 06/30/29	1.6%
Pinnacle Financial Partners, Inc., 8.397%	1.5%
Delphi Financial Group, Inc., 7.107%, 05/15/37	1.4%
HSBC Holdings PLC, 8.000%, 09/07/28	1.4%
Land O' Lakes, Inc., 8.000%	1.4%

C000174036
Shareholder Report [Line Items]
Fund Name	Destra Flaherty & Crumrine Preferred and Income Fund
Class Name	Class C
Trading Symbol	DPICX
Additional Information Phone Number	1-877-855-3434
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$110	2.21%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	2.21%	[2]
AssetsNet	$ 221,705,622
Holdings Count | Holding	219
Advisory Fees Paid, Amount	$ 846,808
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$221,705,622 Number of Portfolio Holdings219 Advisory Fee $846,808 Portfolio Turnover8%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Corporate Debt Securities	1.3%
Money Market Funds	1.7%
Contingent Capital Securities	24.0%
Preferred Securities	73.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.2%
Materials	0.4%
Health Care	0.4%
Consumer Discretionary	0.6%
Consumer Staples	1.7%
Money Market Funds	1.7%
Communications	1.8%
Energy	4.0%
Utilities	12.0%
Financials	75.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Liberty Mutual Group, Inc., 7.800%, 03/15/27	3.5%
Banco Santander S.A., 4.750%, 05/12/27	2.5%
Provident Financing Trust I, 7.405%, 03/15/38	2.2%
M&T Bank Corporation, 5.625%, 12/15/26	1.7%
Flagstar Financial Inc., 6.375%, 03/17/27	1.6%
Athene Holding Ltd., 6.350%, 06/30/29	1.6%
Pinnacle Financial Partners, Inc., 8.397%	1.5%
Delphi Financial Group, Inc., 7.107%, 05/15/37	1.4%
HSBC Holdings PLC, 8.000%, 09/07/28	1.4%
Land O' Lakes, Inc., 8.000%	1.4%

C000174037
Shareholder Report [Line Items]
Fund Name	Destra Flaherty & Crumrine Preferred and Income Fund
Class Name	Class I
Trading Symbol	DPIIX
Additional Information Phone Number	1-877-855-3434
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$60	1.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.20%	[3]
AssetsNet	$ 221,705,622
Holdings Count | Holding	219
Advisory Fees Paid, Amount	$ 846,808
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$221,705,622 Number of Portfolio Holdings219 Advisory Fee $846,808 Portfolio Turnover8%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Corporate Debt Securities	1.3%
Money Market Funds	1.7%
Contingent Capital Securities	24.0%
Preferred Securities	73.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.2%
Materials	0.4%
Health Care	0.4%
Consumer Discretionary	0.6%
Consumer Staples	1.7%
Money Market Funds	1.7%
Communications	1.8%
Energy	4.0%
Utilities	12.0%
Financials	75.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Liberty Mutual Group, Inc., 7.800%, 03/15/27	3.5%
Banco Santander S.A., 4.750%, 05/12/27	2.5%
Provident Financing Trust I, 7.405%, 03/15/38	2.2%
M&T Bank Corporation, 5.625%, 12/15/26	1.7%
Flagstar Financial Inc., 6.375%, 03/17/27	1.6%
Athene Holding Ltd., 6.350%, 06/30/29	1.6%
Pinnacle Financial Partners, Inc., 8.397%	1.5%
Delphi Financial Group, Inc., 7.107%, 05/15/37	1.4%
HSBC Holdings PLC, 8.000%, 09/07/28	1.4%
Land O' Lakes, Inc., 8.000%	1.4%

[1]	Annualized
[2]	Annualized
[3]	Annualized